INCOME TAXES - Schedule of Non-Capital Losses (Detail)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 236,882,697
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	9,674,326
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	10,454,774
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	10,210,370
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	13,784,437
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	43,934,918
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	28,260,911
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,604,159
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	40,239,997
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 60,718,805